Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (1,555,189)	₺ (1,626,714)	₺ (2,005,420)
Marketing expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(554,538)	(551,127)	(532,989)
Employee benefit expense [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(551,801)	(440,976)	(394,421)
Selling expenses [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	(349,269)	(555,158)	(898,936)
Frequency usage fees related to prepaid subscribers [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	0		(82,994)
Other [member]
Summary of expenses by nature selling and marketing expenses [line items]
Selling and marketing expenses	₺ (99,581)	₺ (79,453)	₺ (96,080)